SHARE CAPITAL (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SHARE CAPITAL [Abstract]
Common stock authorized, value	$ 0	$ 0
Common stock authorized (in shares)	2,000	2,000
Common stock issued and outstanding, value	$ 0	$ 0
Common stock issued and outstanding (in shares)	2	2
Common stock, par value (in dollars per share)	$ 0	$ 0